Long-term debt (Details 2) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt
2016		$ 5,879
2017		6,397
2018		5,061
2019		2,538
2020		1,133
Interest paid on short-term and long-term borrowings		1,047	$ 1,109	$ 1,141
3.400% Senior Notes due in 2024
Long-term Debt
Notes	$ 1,000
Debt instrument, interest rate (as a percent)	3.40%
4.300% Senior Notes due in 2044
Long-term Debt
Notes	$ 500
Debt instrument, interest rate (as a percent)	4.30%
4.750% Senior Notes due in 2064
Long-term Debt
Notes	$ 500
Debt instrument, interest rate (as a percent)	4.75%
Machinery, Energy & Transportation
Long-term Debt
2016		517
2017		531
2018		907
2019		7
2020		$ 8
Financial Products
Long-term Debt
Medium-term notes, weighted-average interest rate (as a percent)		2.40%
Medium-term notes, maximum remaining maturity (in years)		12 years
2016		$ 5,362
2017		5,866
2018		4,154
2019		2,531
2020		$ 1,125